Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 212	$ 176	$ 421	$ 364